Investment Strategy - Popular Total Return Fund	Jul. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

Under normal conditions, the Fund will seek to meet its objective by investing at least 50%, but not more than 80%, of its total assets in equity securities. The balance of the Fund’s total assets will be invested in fixed-income securities and cash or cash equivalents. The Fund may invest up to 20% of its total assets in securities of foreign issuers (i.e., entities organized outside of the United States of America (the “U.S.”) and Puerto Rico). At least 20% of the Fund’s total assets will be invested in debt securities issued, or otherwise secured, by Puerto Rico issuers or assets located in Puerto Rico (“Puerto Rico Assets”).

Equity securities include among others:

●	shares of other open or close-end investment companies, including shares of exchange-traded funds (“ETFs”) or other ownership interests in index funds;

●	common stock of publicly-held companies, primarily shares of common stock of corporations listed on a national securities exchange or automated quotation system; and

●	other equity or debt securities convertible into common stock and warrants or other rights to purchase common stock.

The Fund may invest in equity securities issuers of any market capitalization.

The Fund anticipates that its investments in equity securities will consist primarily of shares of ETFs. Passively managed ETFs invest in a portfolio of equity securities that are designed to closely track the performance of different market indices. An index is an unmanaged group of securities whose overall performance is used as a standard to measure the investment performance of a particular market or market segment. Actively managed ETFs do not seek to track the performance of a particular market index. Though the Fund anticipates investing primarily in ETFs, the Fund reserves the right, in the discretion of Popular Asset Management LLC (the “Adviser”), to invest all or a portion of its assets invested in equity securities in individual equity securities.

The types of debt and other fixed-income securities the Fund may invest in include, but are not limited to, asset-backed securities, certificates of deposit, time deposits and bankers‘ acceptances, inverse securities, indexed securities, mortgage-backed securities, mortgage dollar roll transactions, repurchase agreements, reverse repurchase agreements and zero coupon obligations.

The Fund may invest in fixed-income ETFs as part of its fixed-income investment strategy. Each underlying investment fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the underlying investment fund’s portfolio holdings, including a complete schedule of holdings. Shareholders may obtain, free of charge, copies of the financial statements of the underlying investment companies by visiting the U.S. Securities and Exchange Commission’s website at www.sec.gov, where such financial statements are filed.

Under normal market conditions, not less than 95% of the fixed-income securities in which the Fund will invest, including through its investments in fixed-income ETFs, will be rated, at the time of purchase, within the four highest long-term or two highest short-term rating categories of at least one nationally recognized statistical rating organization, without regard to any subcategory, or, if not so rated, will be, in the opinion of the Adviser, of a credit quality comparable to such rated obligations.

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”).

To implement the Fund’s investment strategy, the Adviser will first select the asset categories to be included in the portfolio. Examples of some of the basic categories are U.S. Large-Cap – Equity, U.S. Small-Cap – Equity, International – Equity and U.S. Aggregate - Fixed-Income. The specific categories are determined at the Adviser’s discretion and may change as deemed appropriate.

The Adviser will then establish a target asset allocation for the Fund that is consistent with its investment objectives and provides adequate diversification. The Adviser will then select and invest in specific instruments within each asset category. On the equity portion of the portfolio, the Adviser intends to invest primarily in ETFs that are index-based. On the fixed-income portion, the Adviser intends to invest in a combination of individual securities and ETFs. See “More Information About the Fund-Investment Process” for more information.

The Fund is designed solely for Puerto Rico Investors (as defined in the section entitled “Taxation” below). The tax treatment of this Fund differs from that typically accorded to other investment companies registered under the 1940 Act that qualify as regulated investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “U.S. Code”).